INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Costs:
Courseware license	200,079	211,433	30,752
Franchise agreements	61,133	61,151	8,894
Student base	94,875	97,239	14,143
Trademarks	47,040	49,705	7,229
Purchased software	16,783	21,309	3,455
Teaching course materials	10,747	14,022	1,709

	430,657	454,859	66,182

Accumulated amortization:
Courseware license	(56,862)	(74,002)	(10,763)
Franchise agreements	(60,818)	(60,937)	(8,863)
Student base	(91,875)	(94,480)	(13,751)
Trademarks	(12,893)	(16,984)	(2,472)
Purchased software	(4,420)	(6,008)	(894)
Teaching course materials	(3,174)	(4,391)	(633)

	(230,042)	(256,802)	(37,376)

Net carrying amount	200,615	198,057	28,806

The Group recorded amortization expense of RMB40,188, RMB20,465 and RMB22,199(US$3,229) for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, estimated amortization expense of the existing intangible assets for each of the next five years is RMB21,791, RMB21,331, RMB20,713, RMB20,284, and RMB20,181, respectively.